CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Loss (income) from discontinued operations, net of tax			$ 1
Tax on extraordinary gain (loss)